Skajaquoda Group inc.
1001 Society Drive
Claymont, DE 19703
Tel: (302) 504 4448
Fax: (206) 339 5547

December 19, 2011

Jay Ingram
Legal Branch Chief
U.S. Securities and Exchange Commission
Division of Corporation Finance 100 F Street, N.E.
Washington, D.C. 20549-3561Re:
Skajaquoda Group inc.
Registration Statement on Form S-1 File
No. 333-176727

Dear Mr. Ingram:

Set forth below are the responses of Skajaquoda Group inc., a Delaware corporation ("we" or the "corporation"), to comments received from the staff of the Division of Corporation Finance (the " Staff ") of the U.S. Securities and Exchange Commission (the " Commission ") by letters dated December 14, 2011 with respect to the corporation's Form S-1 initially filed with the Commission on September 8, 2011, File No. 333-176727 (the " Registration Statement "). Concurrently with the submission of this letter, we are filing through EDGAR Amendment No. 4 to the Registration Statement (" Amendment No. 4 ").

Each response is prefaced by the exact text of the Staff's corresponding comment in bold text. All references to pages numbers and captions in our responses correspond to Amendment No. 4, unless otherwise indicated.

General

1. Please revise the registration statement to update the information throughout the prospectus as of the latest practicable date.

Response: We have updated the information throughout the prospectus as of the latest practicable date.

Selected Financial Information, page 5

2. Please update this section to provide statement of operations and balance sheet data as of September 30, 2011.

Response: We have updated this section to provide statement of operations and balance sheet data as of September 30, 2011.

Management’s Discussion and Analysis, page 23

3. You now disclose you may require up to $100,000 in additional financing to expand your operations as outlined in a table that follows. However, this table still shows that $200,000 is needed. You also state on pages 23 and 24 that $200,000 is needed. Please revise your filing accordingly.

Response: we have revised our filing accordingly.

Financial Statements

4. Please revise your statement of operations and statement of cash flows to include another column for the period from inception through September 30, 2011, as required by Rule 8- 03(b)(6) of Regulation S-X.

Response: We have revised our statement of operations and statement of cash flows to include another column for the period from inception through September 30, 2011, as required by Rule 8- 03(b)(6) of Regulation S-X.

General

1. Please explain whether the offering by Skajaquoda Group, Inc. should be considered an indirect offering of the Skajaquoda Fund 1? In this context, please address rule 140 under the Securities Act of 1933 as well as section 48(a) of the Company Act as applied to the registration requirements for investment companies. In other words, please explain why, if Skajaquoda Group, Inc. intends to have as its business the management of one alternative investment company, an offer of the Skajaquoda Group, Inc. should not be considered to be an offer of the underlying alternative investment company. In addition, please consider and explain whether the Skajaquoda Fund 1 would be able to rely on exemptions from the Investment Company Act if it is being publicly offered through Skajaquoda Group, Inc. In light of this, please consider whether the disclosure regarding Skajaquoda Fund 1 as currently drafted is misleading.

2. Please identify and explain any interests in the Skajaquoda Fund 1 (or any other investment funds) that are expected to be held by or through the Skajaquoda Group, Inc. For instance, please explain if interests in Skajaquoda Fund 1 (or any other investment funds) will be limited to general partnerships or if there will be additional limited partnership interests contemplated, and the values of each (if known). Does Skajaquoda Group expect to make contributions to the capital of the investment funds in connection with or apart from the general partner interests? Please describe the methodology that will be used to value these interests and explain why that methodology was chosen.

Response: Pursuant to Rule 140 under the Securities Act of 1933, as amended (the “Securities Act”), the Company would be engaged in the “distribution” of securities of the Skajaquoda Fund 1 under section 2(a)(11) of the Securities Act if the “chief part” of its business consisted of purchasing the securities of the Skajaquoda Fund 1 and selling its own common shares to the public to furnish the proceeds with which to acquire the securities of the Skajaquoda Fund 1.

Section 48(a) of the Company Act makes it unlawful for any person, directly or indirectly, to do through or by means of any other person anything that would be unlawful if done by that person itself. For example, the Staff has taken the position that any issuer whose investors consist of non-qualified purchasers that was formed for the specific purpose of investing in a private fund may result in a violation of Section 48(a).7 The Staff has stated that determining whether an issuer is “formed for the specific purpose” of investing in a private fund depends on the surrounding facts and circumstances.

As discussed above, because an investment in the Company is not equivalent to an investment in the underlying fund (but rather is an investment in a company primarily engaged in the management of that fund), the offering of common shares of the Company is not an indirect offering of the Skajaquoda Fund 1 pursuant to Rule 140 under the Securities Act nor is the Company formed for the purpose of investing in the Skajaquoda Fund 1 in violation of Section 48(a) of the Company Act. The value of the Company’s investment in the Skajaquoda Fund 1 is represented by general partner or managing member interests in the fund, which interests are not securities for the purposes of the federal securities laws, including the Securities Act and the Company Act. The Company has not, and does not anticipate that it will in the future make, limited direct investments in the securities issued by the Skajaquoda Fund 1 or any other investment fund.

Moreover, the largest share of the Company’s income will be derived from the management of third-party assets in the Skajaquoda Fund 1 and not from the investment of its own capital in the fund. Accordingly, the “chief part” of the Company’s business is not purchasing securities of Skajaquoda Fund 1 or any other investment funds or selling securities to the public to furnish the proceeds with which to acquire additional securities of Skajaquoda Fund 1 or any other investment funds, and the Company was not “formed for the purpose” of investing in the Skajaquoda Fund 1. Therefore, we respectfully submit that the offering of common shares of the Company was not an indirect offering of the Skajaquoda Fund 1.

Thank you for your assistance and suggestions.

Respectfully submitted,

Skajaquoda Group

By: /s/ Einar Agustsson
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Einar Agustsson
Chief Executive Officer